Segments (Summary of revenue by product line) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue from External Customer [Line Items]
Product revenue	$ 30,792	$ 23,561	$ 50,322	$ 35,516	$ 25,985
Service revenue	17,205	13,835	29,181	21,287	15,154
Total revenue	47,997	37,396	79,503	56,803	41,139
Devices
Revenue from External Customer [Line Items]
Product revenue	22,662	17,339	37,088	26,728	20,215
Software
Revenue from External Customer [Line Items]
Product revenue	8,130	6,222	13,234	8,788	5,770
Maintenance and Support
Revenue from External Customer [Line Items]
Service revenue	12,470	10,169	21,439	17,447	13,755
Professional Services and Training
Revenue from External Customer [Line Items]
Service revenue	$ 4,735	$ 3,666	$ 7,742	$ 3,840	$ 1,399